Consolidated Statements of Stockholders' Equity (FY) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2020	$ 0	$ 249,663	$ (7)	$ (233,338)	$ 16,318
Balance (in shares) at Dec. 31, 2020	27,360
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(19,554)	(19,554)
Unrealized foreign currency translation adjustment	0	0	(4)	0	(4)
Unrealized gain (loss) on marketable securities	0	0	(24)	0	(24)
Stock-based compensation, net	$ 0	1,314	0	0	1,314
Stock-based compensation, net (in shares)	0
Issuance of common stock, net	$ 0	27,896	0	0	27,896
Issuance of common stock, net (in shares)	78,014
Exercise of warrants	$ 0	1	0	0	1
Exercise of warrants (in shares)	2
Balance at Dec. 31, 2021	$ 0	278,874	(35)	(252,892)	25,947
Balance (in shares) at Dec. 31, 2021	105,376
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(4,473)	(4,473)
Unrealized foreign currency translation adjustment	0	0	(2)	0	(2)
Stock-based compensation, net	$ 0	241	0	0	241
Stock-based compensation, net (in shares)	0
Balance at Mar. 31, 2022	$ 0	279,115	(37)	(257,365)	21,713
Balance (in shares) at Mar. 31, 2022	105,376
Balance at Dec. 31, 2021	$ 0	278,874	(35)	(252,892)	25,947
Balance (in shares) at Dec. 31, 2021	105,376
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(12,629)
Balance at Sep. 30, 2022	$ 0	279,571	(34)	(265,521)	14,016
Balance (in shares) at Sep. 30, 2022	105,376
Balance at Dec. 31, 2021	$ 0	278,874	(35)	(252,892)	25,947
Balance (in shares) at Dec. 31, 2021	105,376
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(14,525)	(14,525)
Unrealized foreign currency translation adjustment	0	0	(7)	0	(7)
Unrealized gain (loss) on marketable securities	0	0	80	0	80
Stock-based compensation, net	$ 0	862	0	0	862
Stock-based compensation, net (in shares)	0
Issuance of common stock, net	$ 0	0	0	0	0
Issuance of common stock, net (in shares)	209,940
Conversion of preferred stock into common stock	$ 0	0	0	0	0
Conversion of preferred stock into common stock (in shares)	221,078
Balance at Dec. 31, 2022	$ 0	279,736	38	(267,417)	12,357
Balance (in shares) at Dec. 31, 2022	536,394
Balance at Mar. 31, 2022	$ 0	279,115	(37)	(257,365)	21,713
Balance (in shares) at Mar. 31, 2022	105,376
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(4,286)	(4,286)
Unrealized foreign currency translation adjustment	0	0	1	0	1
Stock-based compensation, net	$ 0	236	0	0	236
Stock-based compensation, net (in shares)	0
Balance at Jun. 30, 2022	$ 0	279,351	(36)	(261,651)	17,664
Balance (in shares) at Jun. 30, 2022	105,376
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(3,870)	(3,870)
Unrealized foreign currency translation adjustment	0	0	2	0	2
Stock-based compensation, net	$ 0	220	0	0	220
Stock-based compensation, net (in shares)	0
Balance at Sep. 30, 2022	$ 0	279,571	(34)	(265,521)	14,016
Balance (in shares) at Sep. 30, 2022	105,376
Balance at Dec. 31, 2022	$ 0	279,736	38	(267,417)	12,357
Balance (in shares) at Dec. 31, 2022	536,394
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(6,485)	(6,485)
Unrealized foreign currency translation adjustment	0	0	(7)	0	(7)
Unrealized gain (loss) on marketable securities	0	0	6	0	6
Stock-based compensation, net	$ 0	181	0	0	181
Stock-based compensation, net (in shares)	0
Issuance of common stock, net	$ 0	11	0	0	11
Conversion of preferred stock into common stock	$ 0	0	0	0	0
Conversion of preferred stock into common stock (in shares)	10,493
Balance at Mar. 31, 2023	$ 0	287,529	37	(273,902)	13,664
Balance (in shares) at Mar. 31, 2023	1,206,932
Balance at Dec. 31, 2022	$ 0	279,736	38	(267,417)	12,357
Balance (in shares) at Dec. 31, 2022	536,394
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(14,700)
Balance at Sep. 30, 2023	$ 0	289,980	(24)	(282,117)	7,839
Balance (in shares) at Sep. 30, 2023	1,864,265
Balance at Mar. 31, 2023	$ 0	287,529	37	(273,902)	13,664
Balance (in shares) at Mar. 31, 2023	1,206,932
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(4,845)	(4,845)
Unrealized foreign currency translation adjustment	0	0	0	0	0
Unrealized gain (loss) on marketable securities	0	0	(61)	0	(61)
Stock-based compensation, net	$ 0	197	0	0	197
Stock-based compensation, net (in shares)	0
Issuance of common stock, net	$ 0	98	0	0	98
Issuance of common stock, net (in shares)	657,333
Balance at Jun. 30, 2023	$ 0	289,845	(24)	(278,747)	11,074
Balance (in shares) at Jun. 30, 2023	1,864,265
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	(3,370)	(3,370)
Unrealized foreign currency translation adjustment	0	0	0	0	0
Unrealized gain (loss) on marketable securities	0	0	0	0	0
Stock-based compensation, net	$ 0	135	0	0	135
Stock-based compensation, net (in shares)	0
Issuance of common stock, net	$ 0	0	0	0	0
Issuance of common stock, net (in shares)	0
Balance at Sep. 30, 2023	$ 0	$ 289,980	$ (24)	$ (282,117)	$ 7,839
Balance (in shares) at Sep. 30, 2023	1,864,265